DISTRIBUTIONS - Narrative (Details) $ in Millions			12 Months Ended
	Dec. 04, 2023 $ / shares	Mar. 02, 2023 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Series 11 Preferred Units | Quarterly Dividends Recognized As Distributions To Owners, Rate Reset
Disclosure of classes of share capital [line items]
Quarterly distribution rate (as a percent)	6.446%
Quarterly distribution (usd per share)	$ 0.402875
Quarterly dividend recognised as distributions to owners, term	5 years
Series 9 Preferred Units | Quarterly Dividends Recognized As Distributions To Owners, Rate Reset
Disclosure of classes of share capital [line items]
Quarterly distribution rate (as a percent)		6.642%
Quarterly distribution (usd per share)		$ 0.415125
Quarterly dividend recognised as distributions to owners, term		5 years
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners | $			$ 295	$ 266	$ 240